Valuation and Qualifying Accounts (Parenthetical) (Detail) (Valuation Allowance of Deferred Tax Assets [Member], USD $) In Millions, unless otherwise specified	Dec. 29, 2012
Valuation Allowance of Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Amount includes additional valuation allowance related to other comprehensive loss	$ 1.5